Subsequent Events (Details) - Subsequent Events - O 2025 A Dividends $ / shares in Units, $ in Millions	2 Months Ended
Feb. 26, 2025 USD ($) $ / shares
Subsequent Event [Line Items]
Date Declared	Feb. 26, 2025
Dividends, Per Share, Declared	$ 0.0608
Date of Record	Mar. 13, 2025
Dividends, common stock, cash | $	$ 37
ADR
Subsequent Event [Line Items]
Dividends, Per Share, Declared	$ 0.0608